Net Income/(Loss) Per Share - Additional Information (Detail) - shares	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Earnings Per Share [Abstract]
Employee share options included from the dilutive share calculation	0	0	0